AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Schedule Of Unrealized Loss On Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months	$ 8,580	$ 38,849
Available-for-sale securities, Unrealized losses, Less than 12 months	62	120
Available-for-sale securities, Fair Value, 12 months or longer	2,476	1,313
Available-for-sale securities, Unrealized losses, 12 months or longer	158	169
Available-for-sale securities, Fair Value Total	11,056	40,162
Available-for-sale securities, Unrealized losses, Total	220	289
Number of securities in a loss position	21	52
Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months	500	5,099
Available-for-sale securities, Unrealized losses, Less than 12 months	2	69
Available-for-sale securities, Fair Value, 12 months or longer	1,002
Available-for-sale securities, Unrealized losses, 12 months or longer	0
Available-for-sale securities, Fair Value Total	1,502	5,099
Available-for-sale securities, Unrealized losses, Total	2	69
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months	7,061	14,902
Available-for-sale securities, Unrealized losses, Less than 12 months	60	31
Available-for-sale securities, Fair Value, 12 months or longer
Available-for-sale securities, Unrealized losses, 12 months or longer
Available-for-sale securities, Fair Value Total	7,061	14,902
Available-for-sale securities, Unrealized losses, Total	60	31
ARS [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months
Available-for-sale securities, Unrealized losses, Less than 12 months
Available-for-sale securities, Fair Value, 12 months or longer	1,230	1,313
Available-for-sale securities, Unrealized losses, 12 months or longer	157	169
Available-for-sale securities, Fair Value Total	1,230	1,313
Available-for-sale securities, Unrealized losses, Total	157	169
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months	1,019	18,848
Available-for-sale securities, Unrealized losses, Less than 12 months		20
Available-for-sale securities, Fair Value, 12 months or longer	244
Available-for-sale securities, Unrealized losses, 12 months or longer	1
Available-for-sale securities, Fair Value Total	1,263	18,848
Available-for-sale securities, Unrealized losses, Total	$ 1	$ 20